SCHEDULE OF REVENUE FROM SERVICES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue streams	$ 7,901	$ 5,376	[1]	$ 9,212	[1]
Revenues from sales of precision metal parts [member]
IfrsStatementLineItems [Line Items]
Revenue streams	4,693	4,844		3,084
Smart Carts Product [Member]
IfrsStatementLineItems [Line Items]
Revenue streams	2,386			5,628
Smart Carts Services [Member]
IfrsStatementLineItems [Line Items]
Revenue streams	822	532		500
Revenues from smart carts project [member]
IfrsStatementLineItems [Line Items]
Revenue streams	$ 3,208	$ 532		$ 6,128

[1]	Reclassified due to discontinued operations (note 32).